Document and Entity Information	Total
Risk/Return:
Document Type	497
Document Period End Date	Dec. 31, 2018
Registrant Name	EATON VANCE SPECIAL INVESTMENT TRUST
Central Index Key	0000031266
Amendment Flag	false
Document Creation Date	Oct. 04, 2019
Document Effective Date	Oct. 04, 2019
Prospectus Date	May 01, 2019
Entity Inv Company Type	N-1A
Eaton Vance Special Equities Fund | Class A
Risk/Return:
Trading Symbol	EVSEX
Eaton Vance Special Equities Fund | Class C
Risk/Return:
Trading Symbol	ECSEX
Eaton Vance Special Equities Fund | Class I
Risk/Return:
Trading Symbol	EISEX